Fair Value Measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of year	$ 1,075,133
Realized gains (losses) on sales and redemptions for physical bullion	(45)	$ (4,537)
Change in unrealized gains (losses)	733,186	136,938
Balance at end of year	2,405,478	1,075,133
Physical bullion cost	2,127,794	1,530,636
Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of year	1,075,133	871,613
Purchases	597,364	77,969
Sales		(25)
Redemptions for physical bullion	(160)	(6,825)
Realized gains (losses) on sales and redemptions for physical bullion	(45)	(4,537)
Change in unrealized gains (losses)	733,186	136,938
Balance at end of year	$ 2,405,478	$ 1,075,133